Income Taxes - Schedule of Loss Before Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
United States			$ (6,097,351)	$ (6,254,468)
Foreign			0	0
Loss before income tax expense	$ (4,298,590)	$ (1,882,947)	(6,097,351)	(6,254,468)
GIGCAPITAL5, INC [Member]
Income Tax Examination [Line Items]
United States			(3,605,472)	(2,287,692)
Foreign			0	0
Loss before income tax expense			$ (3,605,472)	$ (2,287,692)